Segment Information (Geographical) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 6,111	$ 6,524
Property, Plant and Equipment, Net	18,167	18,712
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,497	1,520
Property, Plant and Equipment, Net	4,248	4,128
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,140	4,537
Property, Plant and Equipment, Net	13,095	13,739
Barbados
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	320	319
Property, Plant and Equipment, Net	462	446
The Bahamas
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	112	121
Property, Plant and Equipment, Net	282	315
Dominica
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	42	27
Property, Plant and Equipment, Net	$ 80	$ 84